Intangible Assets, Net - Schedule of Intangible Assets, Net are Wells Unassigned to a Reserve (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Wells unassigned to a reserve:
Balance at the beginning of the year		$ 22,775,784
Transfers against fixed assets		15,608,296	$ 6,229,356	$ 5,986,055
Balance at the end of the year	$ 972,436	20,016,146	22,775,784
Wells unassigned to reserve [member]
Wells unassigned to a reserve:
Balance at the beginning of the year		21,435,160	12,831,281
Additions to construction in progress		25,377,983	23,237,519
Transfers against expenses		(12,565,711)	(8,404,284)
Transfers against fixed assets		(15,608,296)	(6,229,356)
Balance at the end of the year		$ 18,639,136	$ 21,435,160	$ 12,831,281